                                                                          NUVEEN

NUVEEN CONNECTICUT
TRADITIONAL UNIT TRUST 284                                                   896


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.07 - 5.28%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.11 - 5.38%                                        - Dependable Income
DATE OF DEPOSIT: October 18, 1996                   - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.85 to $98.84 depending on the purchase amount
Cusip           67064X 224 monthly payment plan
Numbers         67064X 232 quarterly payment plan
                67064X 240 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               86%
                AA                14
                                  ---------
                                  100%
Registration    Registered in Connecticut

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2012-14                                            14.3%
2015-17                                             0.0%
2018-20                                            14.3%
2021-23                                            42.8%
2024+                                              28.6%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 10/17/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.07%
     Tax Equivalent Yield                          8.31%

Treasury Bonds
     Yield                                         6.86%
     Tax Equivalent Yield                          7.18%

Corporate Bonds

     Yield                   7.64%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/16/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/16/96. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 4.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CONNECTICUT TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Connecticut, General Obligation Bonds (1996 Series A), New Money                AA-   Aa
              Bonds, 5.375% Due 5/15/12.                                                  2006 at 101
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Danbury Hospital Issue, Series F, 5.375% Due 7/1/23. (AMBAC
              Insured.)                                                                   2006 at 102
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Kent School Issue, Series B, 5.40% Due 7/1/23. (MBIA Insured.)       2005 at 101
     500,000  State of Connecticut Health and Educational Facilities Authority, Revenue                AAA   Aaa
              Bonds, Westminster School Issue, Series A, 5.50% Due 7/1/26. (Original
              issue discount bonds delivered on or about May 22, 1996 at a price of
              93.724% of principal amount.)(MBIA Insured.)                                2006 at 101
     500,000  State of Connecticut, Health and Educational Facilities Authority, Revenue               AAA   Aaa
              Bonds, Yale-New Haven Hospital Issue, Series H, 5.70% Due 7/1/25. (MBIA
              Insured.)                                                                   2006 at 102
     500,000  State of Connecticut, Clean Water Fund Revenue Bonds, 1996 Series, 5.125%                AA+   Aaa
              Due 5/1/18.                                                                 2005 at 101
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/17/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.85     4.90 %      5.07%   5.11%   5.10%   5.14%   5.12%   5.16 %
 500 / $50,000              101.69     4.75        5.08    5.12    5.11    5.15    5.13    5.17
 1,000 / $100,000           101.42     4.50        5.09    5.14    5.12    5.17    5.14    5.19
 2,500 / $250,000           101.16     4.25        5.11    5.16    5.14    5.19    5.16    5.21
 5,000 / $500,000           100.37     3.50        5.15    5.22    5.18    5.25    5.20    5.27
 10,000 / $1,000,000         99.86     3.00        5.17    5.26    5.20    5.29    5.22    5.31
 25,000 / $2,500,000         99.34     2.50        5.20    5.29    5.23    5.32    5.25    5.34
 50,000 / $5,000,000         98.84     2.00        5.23    5.33    5.26    5.36    5.28    5.38

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.0%   39.0%      42.5%
         5.07  % 7.35%   7.68%   8.31%      8.82 %
         5.08    7.36    7.70    8.33       8.83
         5.09    7.38    7.71    8.34       8.85
         5.11    7.41    7.74    8.38       8.89
         5.15    7.46    7.80    8.44       8.96
         5.17    7.49    7.83    8.48       8.99
         5.20    7.54    7.88    8.52       9.04
         5.23    7.58    7.92    8.57       9.10

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .6166
 Monthly plan            1/15/97       .4302   $ 5.1652
 Quarterly plan          2/15/97       .8658
                         5/15/97      1.2987     5.1972
 Semi-annual plan        5/15/97      2.1720
                        11/15/97      2.6064     5.2162
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.92 =  98.116
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/17/96)        interest
 98.116       X   $5.1652        =   $506.79
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN MARYLAND
TRADITIONAL UNIT TRUST 318                                                   896


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
4.93 - 5.13%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.04 - 5.32%                                        - Dependable Income
DATE OF DEPOSIT: October 18, 1996                   - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    23.9 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.59 to $96.64 depending on the purchase amount
Cusip           67102E 469 monthly payment plan
Numbers         67102E 477 quarterly payment plan
                67102E 485 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               57%
                AA                29
                A                 14
                                  ---------
                                  100%
Registration    Registered in Maryland

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-16                                            28.6%
2017-19                                            14.3%
2020-22                                            28.6%
2023-25                                             0.0%
2026+                                              28.5%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 10/17/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.93%
     Tax Equivalent Yield                          8.08%

Treasury Bonds
     Yield                                         6.86%
     Tax Equivalent Yield                          7.22%

Corporate Bonds

     Yield                   7.64%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/16/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/16/96. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 5.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
 BONDS THIS MARYLAND TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Maryland Health and Higher Educational Facilities Authority, Parking                     AAA   Aaa
              Revenue Bonds, The Johns Hopkins Medical Institutions Parking Facilities
              Issue, Series 1996, 5.50% Due 7/1/26. (AMBAC Insured.)                      2006 at 102
     500,000  University of Maryland System, Auxiliary Facility and Tuition Revenue                    AA+   Aa
              Bonds, 1996 Series A, 5.75% Due 4/1/17.                                     2006 at 101
     500,000  Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water              AA+   Aa
              and Sewer Series, 1996,                                                     2006 at 101
              45M-5.00% Due 9/1/20, (Original issue discount bonds delivered on or about
              March 20, 1996 at a price of 93.957% of principal amount.)
              455M-5.00% Due 9/1/22. (Original issue discount bonds delivered on or about
              March 20, 1996 at a price of 93.731% of principal amount.)
     300,000  Baltimore County, Maryland, General Obligation Bonds, Baltimore County                   AAA   Aaa
              Metropolitan District Bonds (65th Issue), 5.50% Due 6/1/16.                 2006 at 101
     500,000  City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project               AAA   Aaa
              and Refunding Revenue Bonds (Water Projects), Series 1996-A, 5.50% Due
              7/1/26. (Original issue discount bonds delivered on or about July 31, 1996
              at a price of 93.74% of principal amount.)(FGIC Insured.)                   2006 at 101
     500,000  Calvert County, Maryland, Pollution Control Revenue Refunding Bonds                       A   A2
              (Baltimore Gas and Electric Company Project), Series 1993, 5.55% Due
              7/15/14.                                                                    2004 at 102
     200,000  Washington County, Maryland, Water and Sewer Project and Refunding Bonds,                AAA   Aaa
              Series 1996A (Capital Appreciation General Obligation Bonds), 0.00% Due
              1/1/14. (Original issue discount bonds delivered on or about June 19, 1996
              at a price of 36.386% of principal amount.)(FGIC Insured.)                  No Optional
                                                                                              Call
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General                   AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds delivered on or about May 4, 1995 at a price of 93.916% of principal
              amount.)(MBIA Insured.)                                                     2005 at 101
                                                                                              1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/17/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.59     4.90 %      4.93%   5.04%   4.96%   5.08%   4.98%   5.10 %
 500 / $50,000               99.43     4.75        4.94    5.04    4.97    5.08    4.99    5.10
 1,000 / $100,000            99.17     4.50        4.95    5.07    4.98    5.11    5.00    5.13
 2,500 / $250,000            98.91     4.25        4.97    5.08    5.00    5.12    5.02    5.14
 5,000 / $500,000            98.15     3.50        5.00    5.14    5.04    5.18    5.06    5.20
 10,000 / $1,000,000         97.64     3.00        5.03    5.18    5.06    5.22    5.08    5.24
 25,000 / $2,500,000         97.14     2.50        5.06    5.22    5.09    5.26    5.11    5.28
 50,000 / $5,000,000         96.64     2.00        5.08    5.26    5.11    5.30    5.13    5.32

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.5%   34.5%   39.0%      42.5%
         4.93  % 7.20%   7.53%   8.08%      8.57 %
         4.94    7.21    7.54    8.10       8.59
         4.95    7.23    7.56    8.11       8.61
         4.97    7.26    7.59    8.15       8.64
         5.00    7.30    7.63    8.20       8.70
         5.03    7.34    7.68    8.25       8.75
         5.06    7.39    7.73    8.30       8.80
         5.08    7.42    7.76    8.33       8.83

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .5865
 Monthly plan            1/15/97       .4092   $ 4.9111
 Quarterly plan          2/15/97       .8238
                         5/15/97      1.2357     4.9431
 Semi-annual plan        5/15/97      2.0670
                        11/15/97      2.4804     4.9621
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.66 =   100.341
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/17/96)        interest
 100.341      X   $4.9111        =   $492.78
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN ARIZONA                                                            NUVEEN
INSURED UNIT TRUST 49                                                        896


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 18, 1996
ESTIMATED CURRENT RETURN:
4.96 - 5.16%
ESTIMATED LONG-TERM RETURN:
5.01 - 5.27%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,900,000 in 39,000 units
Average Life    25.1 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.17 to $97.20 depending on the purchase amount
Cusip           67101J 766 monthly payment plan
Numbers         67101J 774 quarterly payment plan
                67101J 782 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Arizona

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2013-16                                            21.2%
2017-20                                            12.8%
2021-24                                            30.7%
2025+                                              35.3%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 10/17/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.96%
     Tax Equivalent Yield                          8.20%

Treasury Bonds
     Yield                                         6.86%
     Tax Equivalent Yield                          7.24%

Corporate Bonds
     Yield                   7.64%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/16/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/16/96. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.20% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
 BONDS THIS ARIZONA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  The Industrial Development Authority of The City of Glendale, Arizona,      2006 at 102  AAA   Aaa
              Revenue Bonds, Midwestern University, Series 1996A, 6.00% Due 5/15/26.
     325,000  Madison Elementary School District No. 38 of Maricopa County, Arizona,      2005 at 101  AAA   Aaa
              School Improvement Bonds, Project of 1995, Series A (1995), 5.00% Due
              7/1/14. (Original issue discount bonds delivered on or about June 7, 1995 at a price of 91.92% of principal amount.)(General Obligation Bonds.)
     500,000  Town of Oro Valley Municipal Property Corporation (Arizona), Municipal      2008 at 101  AAA   Aaa
              Water System Acquisition Bonds, Series 1996 (Canada Hills and Rancho
              Vistoso Water Utilities Acquisition Project), 5.375% Due 7/1/26.
     500,000  City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series  2006 at 102  AAA   Aaa
              1995B, 5.00% Due 7/1/20. (Original issue discount bonds delivered on or about November 29, 1995 at a price of 93.554% of principal amount.)
     500,000  City of Phoenix Civic Improvement Corporation (Arizona), Wastewater System  2004 at 102  AAA   Aaa
              Lease Revenue Refunding Bonds, Series 1993, 4.75% Due 7/1/23. (Original
              issue discount bonds delivered on or about November 4, 1993 at a price of
              92.50% of principal amount.)
     100,000  City of Phoenix, Arizona, Junior Lien Street and Highway User, Revenue      No Optional  AAA   Aaa
              Refunding Bonds, Series 1992A, 0.00% Due 7/1/13. (Original issue discount       Call
              bonds delivered on or about January 6, 1993 at a price of 26.704% of principal amount.)
     400,000  Pima County, Arizona, Sewer Revenue Refunding Bonds, Series 1994A, 5.00%    2004 at 102  AAA   Aaa
              Due 7/1/15.
     500,000  City of Tucson, Arizona, Water System Revenue Bonds, Series 1994-A (1996),  2006 at 101  AAA   Aaa
              6.00% Due 7/1/21.
     375,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
     200,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General      2005 at 101  AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds           1/2
              delivered on or about May 4, 1995 at a price of 93.916% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,900,000  TOTAL            10 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/17/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.17     4.90 %      4.96%   5.01%   4.99%   5.04%   5.01%   5.06 %
 500 / $50,000              100.01     4.75        4.97    5.01    5.00    5.04    5.02    5.06
 1,000 / $100,000            99.75     4.50        4.98    5.04    5.01    5.07    5.03    5.09
 2,500 / $250,000            99.49     4.25        4.99    5.05    5.02    5.08    5.04    5.10
 5,000 / $500,000            98.72     3.50        5.03    5.11    5.06    5.14    5.08    5.16
 10,000 / $1,000,000         98.21     3.00        5.06    5.15    5.09    5.18    5.11    5.20
 25,000 / $2,500,000         97.70     2.50        5.08    5.18    5.12    5.22    5.13    5.24
 50,000 / $5,000,000         97.20     2.00        5.11    5.22    5.14    5.25    5.16    5.27

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.5%   39.5%      43.0%
         4.96  % 7.19%   7.57%   8.20%      8.70 %
         4.97    7.20    7.59    8.21       8.72
         4.98    7.22    7.60    8.23       8.74
         4.99    7.23    7.62    8.25       8.75
         5.03    7.29    7.68    8.31       8.82
         5.06    7.33    7.73    8.36       8.88
         5.08    7.36    7.76    8.40       8.91
         5.11    7.41    7.80    8.45       8.96

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .5929
 Monthly plan            1/15/97       .4137   $ 4.9657
 Quarterly plan          2/15/97       .8328
                         5/15/97      1.2492     4.9977
 Semi-annual plan        5/15/97      2.0895
                        11/15/97      2.5074     5.0167
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.24 =  99.760
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/17/96)        interest
 99.760       X   $4.9657        =   $495.38
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN OHIO                                                               NUVEEN
INSURED UNIT TRUST 138                                                       896


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 18, 1996
ESTIMATED CURRENT RETURN:
5.10 - 5.31%
ESTIMATED LONG-TERM RETURN:
5.15 - 5.41%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.9 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.44 to $97.47 depending on the purchase amount
Cusip           67102G 316 monthly payment plan
Numbers         67102G 324 quarterly payment plan
                67102G 332 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Ohio

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-19                                            14.3%
2020-21                                             2.9%
2022-23                                            14.3%
2024-25                                            14.3%
2026+                                              54.2%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 10/17/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.10%
     Tax Equivalent Yield                          8.64%

Treasury Bonds
     Yield                                         6.86%
     Tax Equivalent Yield                          7.42%

Corporate Bonds

     Yield                   7.64%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/16/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/16/96. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS OHIO INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Ohio, Turnpike Revenue Bonds, 1996 Series A, Issued by the Ohio    2006 at 102  AAA   Aaa
              Turnpike Commission, 5.50% Due 2/15/26. (Original issue discount bonds delivered on or about June 20, 1996 at a price of 93.50% of principal amount.)
     400,000  City of Cleveland, Ohio, Waterworks Improvement and Refunding First         2006 at 102  AAA   Aaa
              Mortgage Revenue Bonds, Series H, 1996, 5.75% Due 1/1/26.
     500,000  County of Cuyahoga, Ohio, Hospital Improvement and Refunding Revenue Bonds,  2006 at 102 AAA   Aaa
              Series 1996A (University Hospitals Health System, Inc. Project), 5.625% Due
              1/15/26.
     100,000  City of Huber Heights, Ohio, Water System Revenue Bonds, Series 1995, 0.00%  No Optional AAA   Aaa
              Due 12/1/21. (Original issue discount bonds delivered on or about September      Call
              29, 1995 at a price of 20.229% of principal amount.)
     500,000  Marysville (Ohio), Exempted Village School District, General Obligation     2005 at 101  AAA   Aaa
              School Improvement Bonds, 5.75% Due 12/1/23.
     500,000  County of Montgomery, Ohio, Hospital Facilities Revenue Refunding and       2006 at 102  AAA   Aaa
              Improvement Bonds, Series 1996 (Kettering Medical Center), 5.50% Due
              4/1/26. (Original issue discount bonds delivered on or about May 16, 1996 at a price of 92.692% of principal amount.)
     500,000  Upper Arlington City School District, Franklin County, Ohio, School         2006 at 101  AAA   Aaa
              Building Improvement Bonds, 5.125% Due 12/1/19. (General Obligation Bonds.)
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/17/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.44     4.90 %      5.10%   5.15%   5.13%   5.18%   5.15%   5.20 %
 500 / $50,000              100.28     4.75        5.11    5.16    5.14    5.19    5.16    5.21
 1,000 / $100,000           100.02     4.50        5.12    5.18    5.15    5.21    5.17    5.23
 2,500 / $250,000            99.76     4.25        5.13    5.19    5.16    5.22    5.18    5.24
 5,000 / $500,000            98.98     3.50        5.17    5.25    5.21    5.28    5.22    5.30
 10,000 / $1,000,000         98.47     3.00        5.20    5.29    5.23    5.32    5.25    5.34
 25,000 / $2,500,000         97.97     2.50        5.23    5.32    5.26    5.35    5.28    5.37
 50,000 / $5,000,000         97.47     2.00        5.25    5.36    5.29    5.39    5.31    5.41

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   36.0%   41.0%      44.0%
         5.10  % 7.56%   7.97%   8.64%      9.11 %
         5.11    7.57    7.98    8.66       9.13
         5.12    7.59    8.00    8.68       9.14
         5.13    7.60    8.02    8.69       9.16
         5.17    7.66    8.08    8.76       9.23
         5.20    7.70    8.13    8.81       9.29
         5.23    7.75    8.17    8.86       9.34
         5.25    7.78    8.20    8.90       9.38

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 12/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                12/15/96   $   .6114
 Monthly plan            1/15/97       .4266   $ 5.1202
 Quarterly plan          2/15/97       .8586
                         5/15/97      1.2879     5.1522
 Semi-annual plan        5/15/97      2.1540
                        11/15/97      2.5848     5.1712
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.51 =  99.492
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/17/96)        interest
 99.492       X   $5.1202        =   $509.42
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)